GROUP STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GROUP STATEMENT OF COMPREHENSIVE INCOME
Attributable profit for the year	$ 223	$ 524	$ 448
Items that will not be reclassified to income statement
Remeasurement of net retirement benefit obligations	30	79	10
Taxation on other comprehensive income	(7)	(22)	(4)
Total items that will not be reclassified to income statement	23	57	6
Items that may be reclassified subsequently to income statement
Cash flow hedges - forward foreign exchange contracts Gains/(losses) arising in the year	24	34	(24)
Losses/(gains) transferred to inventories for the year	(37)	7	(6)
Exchange differences on translation of foreign operations	(102)	(53)	21
Taxation on other comprehensive income	2	(5)	4
Total items that may be reclassified subsequently to income statement	(113)	(17)	(5)
Other comprehensive (loss)/income for the year, net of taxation	(90)	40	1
Total comprehensive income for the year	$ 133	$ 564	$ 449